Summary of Common Units Received Under Adjustment Agreement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Fair Value of Common Units Received	$ 15,421	$ 8,216	$ 98,797
Annual Common Unit Adjustment
Schedule of Equity Method Investments [Line Items]
Fair Value of Common Units Received	$ 15,421	$ 8,216	$ 8,869
Number of Common Units Received	1,074,910	557,631	588,024
Date Common Units Received	Mar. 31, 2015	Mar. 27, 2014	Mar. 28, 2013
Extraordinary Common Unit Adjustment
Schedule of Equity Method Investments [Line Items]
Fair Value of Common Units Received			$ 89,928
Number of Common Units Received			5,315,837
Date Common Units Received			May 29, 2013